                            Prudential Mutual Funds
                        Supplement dated March 17, 1997
    The following information supplements the Prospectus of each of the Funds listed below:
                               SHAREHOLDER GUIDE
HOW TO BUY SHARES OF THE FUND--CLASS Z SHARES
    Class Z shares are currently available for purchase by the following categories of investors: (i) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, deferred compensation plans and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code, and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided that such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets;
(ii) participants in any fee-based program or trust program sponsored by Prudential Securities Incorporated (Prudential Securities), The Prudential Savings Bank, F.S.B. (or any affiliate) which includes mutual funds as investment options and for which the Fund is an available option; (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by The Prudential Insurance Company of America (Prudential) for whom Class Z shares of the Prudential Mutual Funds are an available investment option; (iv) Benefit Plans for which Prudential Retirement Services serves as record keeper and as of September 20, 1996, (a) were Class Z shareholders of the Prudential Mutual Funds, or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds; (v) the Prudential Securities Cash Balance Pension Plan, an employee defined benefit plan sponsored by Prudential Securities (only applicable to Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc. and Prudential Pacific Growth Fund, Inc.); (vi) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); and
(vii) employees of Prudential and/or Prudential Securities who participate in a Prudential-sponsored employee savings plan.
        Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

Name of Fund                                                       Date of Prospectus
The Global Government Plus Fund, Inc.                              February 28, 1997
The Global Total Return Fund, Inc.                                 February 28, 1997
Global Utility Fund, Inc.                                          November 29, 1996
Nicholas-Applegate Fund, Inc.                                      March 4, 1997
  Nicholas-Applegate Growth Equity Fund
Prudential Allocation Fund                                         September 27, 1996
Prudential California Municipal Fund
  California Income Series                                         November 1, 1996
  California Series                                                November 1, 1996
Prudential Diversified Bond Fund, Inc.                             September 12, 1996
Prudential Dryden Fund                                             November 29, 1996
Prudential Emerging Growth Fund, Inc.                              November 18, 1996
Prudential Equity Fund, Inc.                                       March 5, 1997
Prudential Equity Income Fund                                      December 30, 1996

Name of Fund                                                       Date of Prospectus
Prudential Europe Growth Fund, Inc.                                July 2, 1996
                                                                   as supplemented
                                                                     September 12, 1996
Prudential Global Genesis Fund, Inc.                               September 12, 1996
Prudential Global Limited Maturity Fund, Inc.                      December 30, 1996
  Limited Maturity Portfolio
Prudential Government Income Fund, Inc.                            April 30, 1996
                                                                   as supplemented
                                                                     September 12, 1996
Prudential Government Securities Trust
  Money Market Series                                              February 3, 1997
  Short-Intermediate Term Series                                   February 3, 1997
  U.S. Treasury Money Market Series                                February 3, 1997
Prudential High Yield Fund, Inc.                                   March 6, 1997
Prudential Intermediate Global Income Fund, Inc.                   February 28, 1997
Prudential Jennison Series Fund, Inc.                              January 13, 1997
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
Prudential MoneyMart Assets, Inc.                                  February 28, 1997
Prudential Mortgage Income Fund, Inc.                              March 5, 1997
Prudential Multi-Sector Fund, Inc.                                 June 28, 1996
                                                                   as supplemented on
                                                                     September 12, 1996
Prudential Municipal Bond Fund                                     September 12, 1996
  High Yield Series
  Insured Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series                                                   November 1, 1996
  Massachusetts Series                                             December 2, 1996
  New Jersey Series                                                November 1, 1996
  New York Series                                                  November 1, 1996
Prudential Natural Resources Fund, Inc.                            September 12, 1996
Prudential Pacific Growth Fund, Inc.                               January 7, 1997
Prudential Small Companies Fund, Inc.                              January 24, 1997
Prudential Structured Maturity Fund, Inc.                          March 3, 1997
Prudential Utility Fund, Inc.                                      March 5, 1997
Prudential World Fund                                              January 16, 1997
  Global Series
  International Series

MF970C-5 (3/14/97)